Employee benefits (Tables)	12 Months Ended
Dec. 31, 2013
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	2013	2012	2013	2012
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	12,063	9,817	281	260
Service cost	249	221	1	1
Interest cost	373	396	9	11
Contributions by plan participants	81	77	—	—
Benefit payments	(612)	(559)	(15)	(15)
Benefit obligations of businesses acquired	7	684	—	17
Actuarial (gain) loss	(273)	1,124	(41)	2
Plan amendments and other	(50)	(12)	2	4
Exchange rate differences	225	315	(1)	1

Benefit obligation at December 31,	12,063	12,063	236	281

Fair value of plan assets at January 1,	10,282	8,867	—	—
Actual return on plan assets	621	839	—	—
Contributions by employer	403	347	15	15
Contributions by plan participants	81	77	—	—
Benefit payments	(612)	(559)	(15)	(15)
Plan assets of businesses acquired	—	482	—	—
Plan amendments and other	(57)	(44)	—	—
Exchange rate differences	212	273	—	—

Fair value of plan assets at December 31,	10,930	10,282	—	—

Funded status—underfunded	1,133	1,781	236	281

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2013	2012	2011	2013	2012	2011
($ in millions)	Defined pension benefits			Other postretirement benefits
Net actuarial loss	(2,050)	(2,574)	(1,826)	(25)	(69)	(71)
Prior service cost	(21)	(32)	(34)	24	33	42

Amount recognized in OCI(1) and NCI(2)	(2,071)	(2,606)	(1,860)	(1)	(36)	(29)
Taxes associated with amount recognized in OCI(1) and NCI(2)	459	631	415	—	—	—

Amount recognized in OCI(1) and NCI(2), net of tax(3)	(1,612)	(1,975)	(1,445)	(1)	(36)	(29)

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
NCI represents "Noncontrolling interests".

(3)
NCI, net of tax, amounted to $(3) million, $(7) million and $(2) million at December 31, 2013, 2012 and 2011, respectively.

Schedule of amounts recognized in balance sheet

	December 31,
	2013	2012	2013	2012
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(66)	(49)	—	—
Underfunded plans—current	20	27	18	20
Underfunded plans—non-current	1,179	1,803	218	261

Funded status—underfunded	1,133	1,781	236	281

	December 31,
($ in millions)	2013	2012
Non-current assets
Overfunded pension plans	(66)	(49)
Other employee-related benefits	(27)	(22)

Prepaid pension and other employee benefits	(93)	(71)

	December 31,
($ in millions)	2013	2012
Current liabilities
Underfunded pension plans	20	27
Underfunded other postretirement benefit plans	18	20
Other employee-related benefits	44	117

Pension and other employee benefits (see Note 13)	82	164

	December 31,
($ in millions)	2013	2012
Non-current liabilities
Underfunded pension plans	1,179	1,803
Underfunded other postretirement benefit plans	218	261
Other employee-related benefits	242	226

Pension and other employee benefits	1,639	2,290

Difference of PBO and fair value of plan assets

	December 31,
	2013			2012
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	11,054	9,855	1,199	11,378	9,548	1,830
Assets exceed PBO	1,009	1,075	(66)	685	734	(49)

Total	12,063	10,930	1,133	12,063	10,282	1,781

Difference of ABO and fair value of plan assets

	December 31,
	2013			2012
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	9,112	8,161	951	10,700	9,237	1,463
Assets exceed ABO	2,482	2,769	(287)	968	1,045	(77)

Total	11,594	10,930	664	11,668	10,282	1,386

Component of net periodic benefit cost

	2013	2012	2011	2013	2012	2011
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	249	221	242	1	1	2
Interest cost	373	396	402	9	11	12
Expected return on plan assets	(479)	(494)	(507)	—	—	—
Amortization of transition liability	—	—	—	—	—	1
Amortization of prior service cost / (credit)	34	42	44	(9)	(9)	(9)
Amortization of net actuarial loss	136	98	52	4	4	3
Curtailments, settlements and special termination benefits	1	2	3	2	—	—

Net periodic benefit cost	314	265	236	7	7	9

Weighted-average assumptions, Benefit obligation

	December 31,
	2013	2012	2013	2012
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	3.58	3.22	4.17	3.35
Rate of compensation increase	1.81	1.71	—	—
Pension increase assumption	1.14	1.04	—	—

Weighted-average assumptions, Net periodic benefit cost

	2013	2012	2011	2013	2012	2011
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	3.22	3.91	4.29	3.35	4.07	5.03
Expected long-term rate of return on plan assets	4.79	5.38	5.45	—	—	—
Rate of compensation increase	1.71	1.62	2.05	—	—	—

Health care cost trend assumptions

	December 31,
	2013	2012
Health care cost trend rate assumed for next year	8.15%	8.60%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028

One-percentage-point change in assumed health care cost trend rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2013:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	18	(15)

Target asset allocation on weighted-average basis

Target percentage
Asset Class
Equity	23
Fixed income	57
Real estate	11
Other	9

100

Fair value of pension plan assets by asset category

	December 31, 2013
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Equity
Equity securities	387	—	—	387
Mutual funds/commingled funds	—	2,287	—	2,287
Emerging market mutual funds/commingled funds	—	515	—	515
Fixed income
Government and corporate securities	586	1,011	—	1,597
Government and corporate—mutual funds/commingled funds	—	3,442	—	3,442
Emerging market bonds—mutual funds/commingled funds	—	645	—	645
Insurance contracts	—	69	—	69
Cash and short-term investments	143	505	—	648
Private equity	—	—	155	155
Hedge funds	—	—	158	158
Real estate	—	82	866	948
Commodities	—	47	32	79

Total	1,116	8,603	1,211	10,930

	December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Equity
Equity securities	296	—	—	296
Mutual funds/commingled funds	—	1,893	—	1,893
Emerging market mutual funds/commingled funds	—	443	—	443
Fixed income
Government and corporate securities	701	1,056	—	1,757
Government and corporate—mutual funds/commingled funds	—	3,367	—	3,367
Emerging market bonds—mutual funds/commingled funds	—	707	—	707
Insurance contracts	—	76	—	76
Cash and short-term investments	170	252	—	422
Private equity	—	—	164	164
Hedge funds	—	—	153	153
Real estate	—	87	830	917
Commodities	—	52	35	87

Total	1,167	7,933	1,182	10,282

Reconciliation of assets fair value using significant unobservable inputs (Level 3)

($ in millions)	Private equity	Hedge funds	Real estate	Commodities	Total Level 3
Balance at January 1, 2012	177	113	741	—	1,031
Return on plan assets
Assets still held at December 31, 2012	4	9	15	(1)	27
Assets sold during the year	13	(7)	—	—	6
Purchases (sales)	(31)	35	40	35	79
Transfers into Level 3	—	—	9	—	9
Exchange rate differences	1	3	25	1	30

Balance at December 31, 2012	164	153	830	35	1,182

Return on plan assets
Assets still held at December 31, 2013	6	28	10	(3)	41
Assets sold during the year	8	(7)	—	—	1
Purchases (sales)	(24)	(19)	4	—	(39)
Transfers into Level 3	—	—	8	—	8
Exchange rate differences	1	3	14	—	18

Balance at December 31, 2013	155	158	866	32	1,211

Schedule of employer contributions to pension and other postretirement benefit plans

	2013	2012	2013	2012
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	403	347	15	15
Of which, discretionary contributions to defined benefit pension plans	164	83	—	—

Expected future cash flows of pension and postretirement benefit plans (net of Medicare subsidies)

The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans (net of Medicare subsidies) at December 31, 2013, are as follows:

($ in millions)	Defined pension benefits	Other postretirement benefits
2014	699	18
2015	687	18
2016	697	18
2017	666	19
2018	661	19
Years 2019 - 2023	3,238	88